General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General And Administrative Expenses
General and Administrative Expenses

Note 13 – General and Administrative Expenses

	Year ended December 31,
	2024	2023	2022
		(in thousands)
Stock-based compensation	$419	$649	$913
Professional fees	896	908	1,084
Salaries and benefits	1,478	1,428	1,164
Rent and office-maintenance fees	117	261	401
Insurance and other expenses	389	677	1,094
	$3,299	$3,923	$4,656

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements